6. Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6.	INTANGIBLE ASSETS, NET

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$150,000	$250,000	$400,000	$140,000	$260,000
Copyrights	35,000	13,125	21,875	35,000	12,250	22,750
Internal use software	58,667	-	58,667	-	-	-
Copyrighted Image Library	4,100,000	203,315	3,896,685	4,100,000	102,500	3,997,500
Non-Compete and Non-Solicitation Covenants	90,000	14,878	75,122	90,000	7,500	82,500
Trade name	340,000	–	340,000	340,000	–	340,000
License agreements	9,000,000	297,534	8,702,466	9,000,000	150,000	8,850,000
Customer relationships	2,330,000	231,085	2,098,915	2,330,000	116,500	2,213,500
Total	$16,353,667	$909,937	$15,443,730	$16,295,000	$528,750	$15,766,250

Total amortization expense for the three months ended March 31, 2019 and 2018 was $381,186 and $10,875, respectively and is included in cost of sales in the consolidated statements of operations. Estimated amortization expense over the next five years is $1,549,500 per year.

6.	INTANGIBLE ASSETS, NET

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$140,000	$260,000	$400,000	$60,000	$340,000
Memorabilia Inventory	35,000	12,250	22,750	35,000	5,250	29,750
Copyrighted Image Library	4,100,000	102,500	3,997,500	–	–	–
Non-Compete and Non-Solicitation Covenants	90,000	7,500	82,500	–	–	–
Trade name	340,000	–	340,000	–	–	–
License agreements	9,000,000	150,000	8,850,000	–	–	–
Customer relationships	2,330,000	116,500	2,213,500	–	–	–
Total	$16,295,000	$528,750	$15,766,250	$435,000	$65,250	$369,750

Total amortization expense for the twelve months ended December 31, 2018 and 2017 was $420,000 and $43,500, respectively and is included in cost of sales in the consolidated statements of operations. Estimated amortization expense over the next five years is $1,545,374 per year.